Financial Assets and Financial Liabilities - Summary of Financial Liabilities (Other than Interest-Bearing Loans and Borrowings) (Detail) - JPY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financial liabilities at amortized cost, other than interest-bearing loans and borrowings
Trade and other payables	¥ 3,618,028	¥ 2,151,549
Related party trade payables	5,189,472	3,288,093
Franchise deposit liabilities	1,226,396	634,017
Construction accounts payable	1,003,212	336,908
Other financial liabilities	25,621	13,173
Total financial liabilities at amortized cost, other than interest-bearing loans and borrowings	11,062,729	6,423,740
Trade and other payables	3,618,028	2,151,549
Related party trade payables	5,189,472	3,288,093
Other current financial liabilities	1,017,362	342,524
Other non-current financial liabilities	1,237,867	641,574
Total financial liabilities at amortized cost, other than interest-bearing loans and borrowings	¥ 11,062,729	¥ 6,423,740